MARK KARPE

Assistant Vice President, Counsel

Office: (949) 219-3224

Fax: (949) 219-3706

E-mail: Mark.Karpe@PacificLife.com

July 31, 2020

Via EDGAR Electronic Transmission

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn:  Filing Desk

Re:       Pacific Funds Series Trust (“Registrant”)

(SEC File Nos. 333-61366 and 811-10385)

Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification on behalf of Registrant that (1) the forms of Prospectuses and Statement of Additional Information of Registrant that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 158 to Registrant’s Registration Statement on Form N-1A, and (2) Post-Effective Amendment No. 158, the most recent amendment to Registrant’s Registration Statement, was filed electronically with the Commission on July 28, 2020 (SEC Accession No. 0001104659-20-086925) with an effective date of July 29, 2020.

If you have any questions regarding this filing, please contact me at (949) 219-3224.

Sincerely,

/s/ Mark Karpe

Mark Karpe

cc:                              Laurene E. MacElwee, Pacific Life Fund Advisors LLC

Robin S. Yonis, Esq., Pacific Life Fund Advisors LLC

Audrey L. Cheng, Esq., Pacific Life Insurance Company

Anthony H. Zacharski, Esq., Dechert LLP